Stockholders' Equity - Stock Option Activity (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options, Number of Options [Roll Forward]
Outstanding, beginning of period (in shares)	[1]	0	0	0
Granted (in shares)	[1]	0	0	0
Forfeited (in shares)	[1]	0	0	0
Outstanding, end of period (in shares)	[1]	0	0	0	0
Exercisable (in shares)	[1]	0
Stock Options, Exercise Price per Share [Roll Forward]
Granted (in dollars per share)	[1]	$ 0		$ 0
Forfeited (in dollars per share)	[1]	0
Stock Options, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	[1]	0	$ 0	0
Granted (in dollars per share)	[1]	0		0
Forfeited (in dollars per share)	[1]	0	0	0
Outstanding, end of period (in dollars per share)	[1]	0	$ 0	$ 0	$ 0
Exercisable (in dollars per share)	[1]	$ 0
Stock Options, Weighted Average Remaining Life Years [Abstract]
Outstanding	[1]	0 years	0 years	0 years	0 years
Exercisable	[1]	0 years
Minimum [Member]
Stock Options, Exercise Price per Share [Roll Forward]
Outstanding, beginning of period (in dollars per share)	[1]	$ 0	$ 0	$ 0
Forfeited (in dollars per share)	[1]		0	0
Outstanding, end of period (in dollars per share)	[1]	0	0	0	$ 0
Exercisable (in dollars per share)	[1]	0
Maximum [Member]
Stock Options, Exercise Price per Share [Roll Forward]
Outstanding, beginning of period (in dollars per share)	[1]	0	0	0
Forfeited (in dollars per share)	[1]		0	0
Outstanding, end of period (in dollars per share)	[1]	0	$ 0	$ 0	$ 0
Exercisable (in dollars per share)	[1]	$ 0

[1]	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.